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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-01424
AIM Equity Funds (Invesco Equity Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 1/31/12

Item 1. Schedule of Investments.

Invesco Capital Development Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012

invesco.com/us           CDV-QTR-1   01/12           Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks—98.62%
Aerospace & Defense—1.12%
Triumph Group, Inc.	108,290	$6,775,705

Air Freight & Logistics—1.50%
C.H. Robinson Worldwide, Inc.	132,017	9,088,050

Apparel, Accessories & Luxury Goods—3.16%
Coach, Inc.	161,348	11,302,427
Michael Kors Holdings Ltd. (b)	255,539	7,908,932

		19,211,359

Application Software—2.49%
Citrix Systems, Inc. (b)	105,607	6,886,633
Salesforce.com, Inc. (b)	70,330	8,214,544

		15,101,177

Asset Management & Custody Banks—1.72%
Affiliated Managers Group, Inc. (b)	104,007	10,453,744

Auto Parts & Equipment—3.16%
BorgWarner, Inc. (b)	120,779	9,013,737
Gentex Corp.	379,708	10,202,754

		19,216,491

Automobile Manufacturers—1.31%
Tesla Motors, Inc. (b)(c)	273,726	7,957,215

Automotive Retail—1.03%
O’Reilly Automotive, Inc. (b)	76,605	6,244,074

Biotechnology—2.42%
BioMarin Pharmaceutical Inc. (b)	244,922	8,736,368
United Therapeutics Corp. (b)	121,566	5,978,616

		14,714,984

Broadcasting—1.75%
Discovery Communications, Inc. -Class A (b)	248,174	10,641,701

Communications Equipment—2.80%
F5 Networks, Inc. (b)	56,473	6,762,077
Juniper Networks, Inc. (b)	177,457	3,714,175
Riverbed Technology, Inc. (b)	107,129	2,564,668
Sycamore Networks, Inc.	203,763	3,957,078

		16,997,998

Computer Storage & Peripherals—0.86%
NetApp, Inc. (b)	138,534	5,228,273

Construction & Engineering—0.93%
MasTec Inc. (b)	347,049	5,653,428

Construction & Farm Machinery & Heavy Trucks—2.66%
AGCO Corp. (b)	192,417	9,799,798
Navistar International Corp. (b)	146,508	6,342,331

		16,142,129

Consumer Finance—1.75%
Discover Financial Services	391,631	10,644,531

Electrical Components & Equipment—1.67%
Cooper Industries PLC (Ireland)	171,270	10,125,482

Electronic Components—2.43%
Amphenol Corp. -Class A	271,505	14,778,017

Fertilizers & Agricultural Chemicals—1.41%
Intrepid Potash, Inc. (b)	359,539	8,589,387

Footwear—0.48%
Deckers Outdoor Corp. (b)	36,380	2,941,323

General Merchandise Stores—1.61%
Dollar Tree, Inc. (b)	115,130	9,764,175

Health Care Facilities—3.07%
Brookdale Senior Living Inc. (b)	424,256	7,466,906
Universal Health Services, Inc. -Class B	270,222	11,157,466

		18,624,372

Health Care Services—4.72%
DaVita, Inc. (b)	151,590	12,401,578
Express Scripts, Inc. (b)	202,233	10,346,240
HMS Holdings Corp. (b)	180,073	5,944,210

		28,692,028

Health Care Technology—1.47%
Allscripts Healthcare Solutions, Inc. (b)	465,807	8,906,230

Hotels, Resorts & Cruise Lines—1.63%
Starwood Hotels & Resorts Worldwide, Inc.	181,977	9,870,433

Household Products—1.56%
Church & Dwight Co., Inc.	208,739	9,470,488

Human Resource & Employment Services—1.23%
Robert Half International, Inc.	270,602	7,492,969

See accompanying notes which are an integral part of this schedule.
Invesco Capital Development Fund

	Shares	Value

Industrial Gases—1.23%
Airgas, Inc.	94,643	$7,470,172

Industrial Machinery—3.21%
Flowserve Corp.	90,795	10,002,885
Gardner Denver Inc.	127,325	9,498,445

		19,501,330

Internet Software & Services—1.59%
Equinix, Inc. (b)	80,681	9,678,493

IT Consulting & Other Services—1.53%
Cognizant Technology Solutions Corp. -Class A (b)	129,188	9,269,239

Managed Health Care—2.50%
Aetna Inc.	138,750	6,063,375
Aveta, Inc. (b)(d)	1,014,837	9,133,533

		15,196,908

Metal & Glass Containers—1.05%
Owens-Illinois, Inc. (b)	263,878	6,346,266

Movies & Entertainment—1.33%
Cinemark Holdings, Inc.	409,081	8,067,077

Oil & Gas Equipment & Services—4.59%
Cameron International Corp. (b)	233,563	12,425,552
Key Energy Services, Inc. (b)	372,246	5,390,122
Weatherford International Ltd. (b)	602,541	10,086,536

		27,902,210

Oil & Gas Exploration & Production—4.12%
Cabot Oil & Gas Corp.	227,034	7,242,385
Pioneer Natural Resources Co.	30,399	3,018,621
Sanchez Energy Corp. (b)	117,733	2,112,130
Whiting Petroleum Corp. (b)	252,470	12,646,222

		25,019,358

Pharmaceuticals—0.51%
Endo Pharmaceuticals Holdings Inc. (b)	83,635	3,108,713

Railroads—2.34%
Kansas City Southern (b)	206,966	14,206,146

Restaurants—2.59%
Chipotle Mexican Grill, Inc. (b)	14,352	5,271,346
Panera Bread Co. -Class A (b)	70,406	10,437,690

		15,709,036

Semiconductors—5.82%
Altera Corp.	210,574	8,378,739
Atmel Corp. (b)	330,436	3,208,533
Avago Technologies Ltd. (Singapore)(b)	328,286	11,142,027
Broadcom Corp. -Class A (b)	135,593	4,656,264
LSI Corp. (b)	1,052,428	7,966,880

		35,352,443

Soft Drinks—1.31%
Monster Beverage Corp. (b)	76,026	7,945,477

Specialized Consumer Services—0.77%
Coinstar, Inc. (b)(c)	94,231	4,686,108

Specialty Chemicals—3.34%
Albemarle Corp.	161,893	10,411,339
LyondellBasell Industries N.V. -Class A (Netherlands)	229,345	9,884,769

		20,296,108

Specialty Stores—5.10%
Dick’s Sporting Goods, Inc.	238,411	9,824,917
PetSmart, Inc.	215,112	11,448,261
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	127,267	9,700,291

		30,973,469

Technology Distributors—1.25%
Avnet, Inc. (b)	218,448	7,617,282

Trucking—1.58%
J.B. Hunt Transport Services, Inc.	187,863	9,594,163

Wireless Telecommunication Services—2.92%
NII Holdings Inc. (b)	297,647	5,985,681
SBA Communications Corp. -Class A (b)	256,421	11,723,568

		17,709,249

Total Common Stocks (Cost $512,683,886)		598,975,010

Money Market Funds—1.74%
Liquid Assets Portfolio — Institutional Class (e)	5,291,429	5,291,429
Premier Portfolio — Institutional Class (e)	5,291,429	5,291,429

Total Money Market Funds (Cost $10,582,858)		10,582,858

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.36% (Cost $523,266,744)		609,557,868

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—1.61%
Liquid Assets Portfolio — Institutional Class (Cost $9,768,060)(e)(f)	9,768,060	9,768,060

TOTAL INVESTMENTS—101.97% (Cost $533,034,804)		619,325,928

OTHER ASSETS LESS LIABILITIES—(1.97)%		(11,967,381)

NET ASSETS—100.00%		$607,358,547

See accompanying notes which are an integral part of this schedule.
Invesco Capital Development Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2012.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2012 represented 1.50% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Capital Development Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Capital Development Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco Capital Development Fund

E.	Foreign Currency Translations — (continued)
foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2
— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3
— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$610,192,395	$9,133,533	$—	$619,325,928

Invesco Capital Development Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $135,586,408 and $176,681,557, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$109,967,073

Aggregate unrealized (depreciation) of investment securities	(25,813,756)

Net unrealized appreciation of investment securities	$84,153,317

Cost of investments for tax purposes is $535,172,611.
NOTE 4 — Proposed Reorganization
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Capital Development Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Van Kampen Mid Cap Growth Fund (the “Acquiring Fund”).
     The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2012. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
Invesco Capital Development Fund

Invesco Charter Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           CHT-QTR-1 01/12           Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—85.19%
Aerospace & Defense—0.23%
Xylem, Inc.	473,801	$12,276,184

Air Freight & Logistics—0.78%
United Parcel Service, Inc. -Class B	545,716	41,283,415

Application Software—1.66%
Adobe Systems Inc. (b)	2,855,641	88,382,089

Asset Management & Custody Banks—2.48%
Legg Mason, Inc.	2,268,099	57,768,481
Northern Trust Corp.	1,794,862	73,894,469

		131,662,950

Auto Parts & Equipment—0.24%
Johnson Controls, Inc.	405,716	12,889,597

Automobile Manufacturers—0.25%
General Motors Co. (b)	553,198	13,287,816

Biotechnology—1.56%
Gilead Sciences, Inc. (b)	1,694,813	82,774,667

Communications Equipment—5.68%
Cisco Systems, Inc.	7,659,569	150,357,340
QUALCOMM, Inc.	2,014,410	118,487,596
Telefonaktiebolaget LM Ericsson -ADR (Sweden)	3,525,081	32,677,501

		301,522,437

Computer & Electronics Retail—0.65%
Best Buy Co., Inc.	1,434,865	34,365,017

Computer Hardware—0.35%
Hewlett-Packard Co.	669,837	18,742,039

Construction Materials—0.81%
CRH plc (Ireland)	2,173,344	43,145,341

Consumer Finance—2.61%
American Express Co.	2,761,511	138,462,162

Department Stores—1.73%
Macy’s, Inc.	2,732,891	92,071,098

Diversified Banks—1.34%
U.S. Bancorp	2,522,342	71,180,491

Drug Retail—2.01%
CVS Caremark Corp.	2,561,000	106,921,750

Electric Utilities—1.84%
Edison International	790,296	32,433,748
Exelon Corp.	1,641,588	65,302,370

		97,736,118

Electrical Components & Equipment—0.73%
Emerson Electric Co.	749,132	38,490,402

Electronic Manufacturing Services—1.29%
TE Connectivity Ltd.	2,008,243	68,481,086

Environmental & Facilities Services—1.13%
Waste Management, Inc.	1,730,921	60,166,814

Food Retail—2.67%
Kroger Co. (The)	5,971,206	141,875,855

Gold—0.98%
Agnico-Eagle Mines Ltd. (Canada)	760,902	28,457,735
Newcrest Mining Ltd. (Australia)	660,998	23,607,305

		52,065,040

Health Care Equipment—2.05%
Baxter International Inc.	622,560	34,539,629
Covidien PLC (Ireland)	989,438	50,956,057
Medtronic, Inc.	612,003	23,604,956

		109,100,642

Heavy Electrical Equipment—1.96%
ABB Ltd. (Switzerland)(b)	3,372,089	70,212,184
ABB Ltd. -ADR (Switzerland)(b)	1,626,400	33,877,912

		104,090,096

Home Improvement Retail—1.57%
Lowe’s Cos., Inc.	3,106,590	83,349,810

Hypermarkets & Super Centers—0.83%
Wal-Mart Stores, Inc.	718,800	44,105,568

Industrial Conglomerates—3.50%
3M Co.	432,416	37,494,791
General Electric Co.	5,854,097	109,530,155
Koninklijke Philips Electronics N.V. (Netherlands)	1,924,218	38,960,957

		185,985,903

Industrial Gases—1.30%
Air Products & Chemicals, Inc.	786,897	69,270,543

Industrial Machinery—1.39%
Illinois Tool Works Inc.	766,720	40,659,162
Ingersoll-Rand PLC (Ireland)	949,361	33,170,673

		73,829,835

Insurance Brokers—1.13%
Marsh & McLennan Cos., Inc.	1,897,084	59,928,884

Integrated Oil & Gas—0.50%
Hess Corp.	475,633	26,778,138

See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

	Shares	Value

Investment Banking & Brokerage—0.33%
Charles Schwab Corp. (The)	1,525,057	$17,766,914

Life Sciences Tools & Services—2.24%
Agilent Technologies, Inc.	1,898,672	80,636,600
Thermo Fisher Scientific, Inc. (b)	720,324	38,105,139

		118,741,739

Managed Health Care—1.00%
WellPoint, Inc.	827,045	53,195,534

Movies & Entertainment—0.46%
Walt Disney Co. (The)	632,475	24,603,278

Oil & Gas Drilling—0.75%
Transocean Ltd.	837,626	39,619,710

Oil & Gas Equipment & Services—6.15%
Baker Hughes Inc.	1,708,444	83,935,854
Cameron International Corp. (b)	544,972	28,992,510
National Oilwell Varco Inc.	528,721	39,114,780
Schlumberger Ltd.	547,807	41,178,652
Tenaris S.A. -ADR (Argentina)	980,600	38,498,356
Weatherford International Ltd. (b)	5,685,674	95,178,183

		326,898,335

Oil & Gas Exploration & Production—4.26%
Apache Corp.	883,897	87,399,735
Devon Energy Corp.	991,111	63,242,793
Southwestern Energy Co. (b)	1,603,500	49,932,990
Talisman Energy Inc. (Canada)	2,139,780	25,562,988

		226,138,506

Oil & Gas Refining & Marketing—0.55%
Valero Energy Corp.	1,222,565	29,329,334

Pharmaceuticals—7.00%
Merck & Co., Inc.	597,400	22,856,524
Pfizer Inc.	2,078,621	44,482,489
Roche Holding AG (Switzerland)	626,636	106,084,852
Sanofi -ADR (France)	2,330,498	86,531,391
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	2,474,371	111,668,363

		371,623,619

Property & Casualty Insurance—4.94%
Berkshire Hathaway Inc. -Class A (b)	967	114,033,475
Progressive Corp. (The)	7,322,467	148,499,631

		262,533,106

Railroads—1.06%
Union Pacific Corp.	491,520	56,185,651

Semiconductors—2.80%
Analog Devices, Inc.	1,522,891	59,590,725
Intel Corp.	1,063,232	28,090,589
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,007,019	61,070,943

		148,752,257

Specialty Stores—0.42%
Staples, Inc.	1,530,960	22,397,945

Systems Software—6.32%
CA, Inc.	1,897,533	48,918,401
Microsoft Corp.	4,935,013	145,730,934
Symantec Corp. (b)	8,206,959	141,077,625

		335,726,960

Wireless Telecommunication Services—1.66%
Vodafone Group PLC (United Kingdom)	32,542,567	87,970,285

Total Common Stocks & Other Equity Interests (Cost $3,961,005,304)		4,525,704,960

Money Market Funds—14.50%
Liquid Assets Portfolio—Institutional Class (c)	385,152,675	385,152,675
Premier Portfolio—Institutional Class (c)	385,152,675	385,152,675

Total Money Market Funds (Cost $770,305,350)		770,305,350

TOTAL INVESTMENTS—99.69% (Cost $4,731,310,654)		5,296,010,310

OTHER ASSETS LESS LIABILITIES—0.31%		16,723,606

NET ASSETS—100.00%		$5,312,733,916

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Charter Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Charter Fund

NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$5,032,114,238	$263,896,072	$—	$5,296,010,310

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $306,966,818 and $290,843,595, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$726,466,443

Aggregate unrealized (depreciation) of investment securities	(181,666,311)

Net unrealized appreciation of investment securities	$544,800,132

Cost of investments for tax purposes is $4,751,210,178.
Invesco Charter Fund

Invesco Constellation Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012

invesco.com/us           CST-QTR-1   01/12           Invesco Advisers, Inc.

Schedule of Investments (a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.36%
Aerospace & Defense—2.75%
Boeing Co. (The)	345,732	$25,646,400
Precision Castparts Corp.	282,130	46,179,038

		71,825,438

Apparel Retail—0.03%
Limited Brands, Inc.	20,604	862,483

Apparel, Accessories & Luxury Goods—0.89%
Coach, Inc.	80,567	5,643,718
Prada S.p.A. (Italy)(b)	3,684,900	17,556,842

		23,200,560

Application Software—1.27%
Citrix Systems, Inc. (b)	508,467	33,157,133

Asset Management & Custody Banks—1.35%
BlackRock, Inc.	193,672	35,248,304

Auto Parts & Equipment—0.33%
BorgWarner, Inc. (b)	115,355	8,608,944

Automotive Retail—0.57%
AutoZone, Inc. (b)	43,178	15,020,763

Biotechnology—1.93%
Celgene Corp. (b)	279,137	20,293,260
Gilead Sciences, Inc. (b)	619,028	30,233,327

		50,526,587

Cable & Satellite—4.46%
Comcast Corp. -Class A	1,228,211	32,658,130
DIRECTV -Class A (b)	1,693,212	76,211,472
DISH Network Corp. -Class A	276,281	7,713,766

		116,583,368

Casinos & Gaming—0.86%
Las Vegas Sands Corp. (b)	456,324	22,410,072

Communications Equipment—3.93%
F5 Networks, Inc. (b)	122,354	14,650,668
Juniper Networks, Inc. (b)	442,908	9,270,065
QUALCOMM, Inc.	1,341,059	78,881,090

		102,801,823

Computer Hardware—7.34%
Apple Inc. (b)	420,399	191,903,736

Computer Storage & Peripherals—3.58%
EMC Corp. (b)	2,486,440	64,050,694
NetApp, Inc. (b)	555,331	20,958,192
SanDisk Corp. (b)	188,657	8,655,583

		93,664,469

Construction & Engineering—1.20%
Foster Wheeler AG (Switzerland)(b)	1,400,161	31,447,616

Construction & Farm Machinery & Heavy Trucks—1.50%
Cummins Inc.	335,330	34,874,320
Navistar International Corp. (b)	101,990	4,415,147

		39,289,467

Data Processing & Outsourced Services—2.05%
MasterCard, Inc. -Class A	150,688	53,580,132

Department Stores—1.81%
Macy’s, Inc.	1,403,908	47,297,661

Diversified Banks—0.47%
Wells Fargo & Co.	420,679	12,288,034

Diversified Metals & Mining—0.63%
Freeport-McMoRan Copper & Gold Inc.	357,156	16,504,179

Drug Retail—2.10%
CVS Caremark Corp.	1,312,430	54,793,953

Fertilizers & Agricultural Chemicals—1.69%
Monsanto Co.	321,340	26,365,947
Mosaic Co. (The)	317,230	17,755,363

		44,121,310

Footwear—1.25%
NIKE, Inc. -Class B	314,610	32,716,294

General Merchandise Stores—0.20%
Dollar Tree, Inc. (b)	60,986	5,172,223

Gold—1.58%
Goldcorp, Inc. (Canada)	854,974	41,372,192

Health Care Equipment—0.82%
Baxter International Inc.	201,392	11,173,228
Medtronic, Inc.	264,982	10,220,356

		21,393,584

Health Care Services—1.51%
Express Scripts, Inc. (b)	770,898	39,439,142

See accompanying notes which are an integral part of this schedule.
Invesco Constellation Fund

	Shares	Value

Health Care Technology—0.78%
Allscripts Healthcare Solutions, Inc. (b)	1,061,913	$20,303,777

Heavy Electrical Equipment—1.76%
ABB Ltd. (Switzerland)(b)	415,464	8,650,613
ABB Ltd. -ADR (Switzerland)(b)	1,798,881	37,470,691

		46,121,304

Home Improvement Retail—0.67%
Home Depot, Inc. (The)	392,697	17,431,820

Hotels, Resorts & Cruise Lines—0.75%
Starwood Hotels & Resorts Worldwide, Inc.	360,177	19,536,000

Household Products—1.16%
Procter & Gamble Co. (The)	480,272	30,276,347

Industrial Conglomerates—2.17%
Danaher Corp.	834,455	43,817,232
General Electric Co.	683,430	12,786,975

		56,604,207

Industrial Machinery—0.78%
Ingersoll-Rand PLC (Ireland)	584,513	20,422,884

Integrated Oil & Gas—2.53%
Exxon Mobil Corp.	350,914	29,385,538
Occidental Petroleum Corp.	369,230	36,838,077

		66,223,615

Internet Retail—2.43%
Amazon.com, Inc. (b)	327,285	63,637,295

Internet Software & Services—4.50%
Baidu, Inc. -ADR (China)(b)	159,196	20,300,674
eBay Inc. (b)	795,115	25,125,634
Google Inc. -Class A (b)	124,587	72,274,164

		117,700,472

Investment Banking & Brokerage—0.51%
Goldman Sachs Group, Inc. (The)	120,552	13,437,931

IT Consulting & Other Services—2.04%
Cognizant Technology Solutions Corp. -Class A (b)	744,320	53,404,960

Life Sciences Tools & Services—1.36%
Agilent Technologies, Inc.	838,478	35,610,161

Managed Health Care—1.21%
UnitedHealth Group Inc.	609,103	31,545,444

Oil & Gas Drilling—1.52%
Ensco PLC -ADR (United Kingdom)	757,093	39,853,376

Oil & Gas Equipment & Services—5.19%
Cameron International Corp. (b)	508,976	27,077,523
Halliburton Co.	2,148,747	79,030,915
Weatherford International Ltd. (b)	1,763,963	29,528,740

		135,637,178

Oil & Gas Exploration & Production—2.78%
Anadarko Petroleum Corp.	673,643	54,376,463
Noble Energy, Inc.	181,150	18,236,370

		72,612,833

Other Diversified Financial Services—2.38%
JPMorgan Chase & Co.	1,665,138	62,109,647

Packaged Foods & Meats—0.31%
Mead Johnson Nutrition Co.	108,018	8,003,054

Pharmaceuticals—1.55%
Allergan, Inc.	459,935	40,432,886

Railroads—1.60%
Union Pacific Corp.	365,202	41,746,241

Restaurants—1.75%
Krispy Kreme Doughnuts Inc. -Wts., expiring 03/02/12(b)(c)	19,296	193
Starbucks Corp.	953,912	45,721,002

		45,721,195

Semiconductors—2.15%
Broadcom Corp. -Class A (b)	1,044,869	35,880,801
Texas Instruments Inc.	385,571	12,484,789
Xilinx, Inc.	217,462	7,796,013

		56,161,603

Soft Drinks—2.11%
Coca-Cola Co. (The)	597,042	40,318,246
Monster Beverage Corp. (b)	141,129	14,749,392

		55,067,638

Systems Software—3.25%
Check Point Software Technologies Ltd. (Israel)(b)	404,610	22,775,497
Oracle Corp.	767,319	21,638,396
Rovi Corp. (b)	1,266,844	40,653,024

		85,066,917

Trucking—0.98%
J.B. Hunt Transport Services, Inc.	499,133	25,490,722

Wireless Telecommunication Services—2.04%
America Movil SAB de C.V. -Series L -ADR (Mexico)	370,365	8,596,172
American Tower Corp.	705,932	44,833,741

		53,429,913

Total Common Stocks & Other Equity Interests (Cost $2,113,274,262)		2,518,818,887

See accompanying notes which are an integral part of this schedule.
Invesco Constellation Fund

	Shares	Value

Money Market Funds—2.88%
Liquid Assets Portfolio — Institutional Class (d)	37,570,869	$37,570,869
Premier Portfolio — Institutional Class (d)	37,570,869	37,570,869

Total Money Market Funds (Cost $75,141,738)		75,141,738

TOTAL INVESTMENTS—99.24% (Cost $2,188,416,000)		2,593,960,625

OTHER ASSETS LESS LIABILITIES—0.76%		19,902,417

NET ASSETS—100.00%		$2,613,863,042

Investment Abbreviations:

ADR	— American Depositary Receipt

Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Non-income producing security acquired through a corporate action.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Constellation Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Constellation Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Constellation Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2
— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3
— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,567,753,170	$26,207,455	$—	$2,593,960,625

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $457,569,750 and $608,837,965, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$469,785,298

Aggregate unrealized (depreciation) of investment securities	(75,044,887)

Net unrealized appreciation of investment securities	$394,740,411

Cost of investments for tax purposes is $2,199,220,214.

Invesco Constellation Fund

Invesco Disciplined Equity Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           DEQ-QTR-1 01/12           Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks—94.38%
Aerospace & Defense—1.88%
United Technologies Corp.	61,703	$4,834,430

Apparel Retail—2.06%
TJX Cos., Inc. (The)	77,564	5,285,211

Apparel, Accessories & Luxury Goods—0.94%
VF Corp.	18,375	2,416,129

Asset Management & Custody Banks—1.66%
BlackRock, Inc.	23,410	4,260,620

Automobile Manufacturers—1.13%
Ford Motor Co.	234,825	2,916,527

Cable & Satellite—1.94%
Comcast Corp. -Class A	187,619	4,988,789

Communications Equipment—2.36%
Cisco Systems, Inc.	309,211	6,069,812

Computer Hardware—3.90%
Apple Inc. (b)	21,975	10,031,148

Computer Storage & Peripherals—0.49%
NetApp, Inc. (b)	33,465	1,262,969

Data Processing & Outsourced Services—10.54%
Alliance Data Systems Corp. (b)	37,815	4,189,902
Automatic Data Processing, Inc.	116,794	6,397,976
Fidelity National Information Services, Inc.	117,388	3,352,601
Fiserv, Inc. (b)	65,783	4,137,093
Visa Inc. -Class A	57,542	5,791,027
Western Union Co. (The)	170,183	3,250,495

		27,119,094

Diversified Banks—2.33%
Wells Fargo & Co.	204,928	5,985,947

Diversified Metals & Mining—1.24%
Freeport-McMoRan Copper & Gold Inc.	69,090	3,192,649

Drug Retail—2.73%
CVS Caremark Corp.	55,386	2,312,365
Walgreen Co.	141,075	4,706,262

		7,018,627

Environmental & Facilities Services—2.01%
Republic Services, Inc.	176,285	5,161,625

Footwear—1.00%
NIKE, Inc. -Class B	24,681	2,566,577

General Merchandise Stores—2.53%
Target Corp.	128,019	6,504,645

Health Care Equipment—3.59%
Covidien PLC (Ireland)	91,895	4,732,593
Stryker Corp.	81,370	4,510,339

		9,242,932

Health Care Services—2.37%
Express Scripts, Inc. (b)	93,481	4,782,488
Medco Health Solutions, Inc. (b)	21,055	1,305,831

		6,088,319

Household Products—1.54%
Procter & Gamble Co. (The)	62,915	3,966,162

Industrial Conglomerates—4.22%
Danaher Corp.	80,422	4,222,959
General Electric Co.	354,704	6,636,512

		10,859,471

Industrial Gases—1.93%
Praxair, Inc.	46,703	4,959,859

Internet Software & Services—2.15%
Google Inc. -Class A (b)	9,530	5,528,448

IT Consulting & Other Services—1.46%
Accenture PLC -Class A (Ireland)	65,362	3,747,857

Managed Health Care—3.78%
Aetna Inc.	83,229	3,637,107

UnitedHealth Group Inc.	117,225	6,071,083

		9,708,190

Metal & Glass Containers—0.77%
Crown Holdings, Inc. (b)	54,785	1,976,095

Multi-Utilities—1.37%
PG&E Corp.	86,752	3,527,336

Oil & Gas Exploration & Production—6.10%
Anadarko Petroleum Corp.	47,749	3,854,299
Apache Corp.	59,006	5,834,513
EQT Corp.	42,968	2,170,744
QEP Resources Inc.	133,462	3,822,352

		15,681,908

See accompanying notes which are an integral part of this schedule.
Invesco Disciplined Equity Fund

	Shares	Value

Oil & Gas Storage & Transportation—2.96%
Spectra Energy Corp.	77,116	$2,428,383
Williams Cos., Inc. (The)	179,661	5,177,830

		7,606,213

Other Diversified Financial Services—3.69%
Bank of America Corp.	372,700	2,657,351
Citigroup Inc.	79,723	2,449,090
JPMorgan Chase & Co.	117,736	4,391,553

		9,497,994

Packaged Foods & Meats—2.82%
H.J. Heinz Co.	140,011	7,259,570

Pharmaceuticals—3.24%
Abbott Laboratories	67,651	3,663,302
Merck & Co., Inc.	122,192	4,675,066

		8,338,368

Railroads—1.15%
Norfolk Southern Corp.	41,113	2,968,359

Restaurants—2.06%
McDonald’s Corp.	53,590	5,308,089

Security & Alarm Services—0.46%
Corrections Corp. of America (b)	50,710	1,193,206

Soft Drinks—2.13%
PepsiCo, Inc.	83,278	5,468,866

Specialized Finance—1.68%
CME Group Inc.	18,089	4,332,496

Systems Software—6.17%
BMC Software, Inc. (b)	77,404	2,805,121
Microsoft Corp.	204,258	6,031,739
Oracle Corp.	249,440	7,034,208

		15,871,068

Total Common Stocks (Cost $204,183,910)		242,745,605

Money Market Funds—4.13%
Liquid Assets Portfolio—Institutional Class (c)	5,306,872	5,306,872

Premier Portfolio—Institutional Class (c)	5,306,873	5,306,873

Total Money Market Funds (Cost $10,613,745)		10,613,745

TOTAL INVESTMENTS—98.51% (Cost $214,797,655)		253,359,350

OTHER ASSETS LESS LIABILITIES—1.49%		3,826,043

NET ASSETS—100.00%		$257,185,393

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Disciplined Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Disciplined Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$253,359,350	$—	$—	$253,359,350

Invesco Disciplined Equity Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $31,377,595 and $17,734,030, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$41,717,210

Aggregate unrealized (depreciation) of investment securities	(5,500,810)

Net unrealized appreciation of investment securities	$36,216,400

Cost of investments for tax purposes is $217,142,950.
Invesco Disciplined Equity Fund

Invesco Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           DDI-QTR-1 01/12           Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—91.02%
Aerospace & Defense—4.21%
General Dynamics Corp.	1,391,411	$96,229,985
Raytheon Co.	1,817,459	87,219,857

		183,449,842

Apparel Retail—0.57%
TJX Cos., Inc. (The)	367,226	25,022,780

Asset Management & Custody Banks—1.57%
Federated Investors, Inc. -Class B	3,098,721	52,926,155
State Street Corp.	390,806	15,311,779

		68,237,934

Auto Parts & Equipment—1.53%
Johnson Controls, Inc.	2,092,086	66,465,572

Brewers—2.36%
Heineken N.V. (Netherlands)	2,224,252	103,062,326

Building Products—2.20%
Masco Corp.	7,930,266	95,718,311

Casinos & Gaming—1.19%
International Game Technology	3,246,523	51,717,111

Consumer Finance—1.91%
Capital One Financial Corp.	1,823,286	83,415,335

Data Processing & Outsourced Services—2.08%
Automatic Data Processing, Inc.	1,656,346	90,734,634

Department Stores—0.03%
Nordstrom, Inc.	26,684	1,317,656

Distillers & Vintners—0.19%
Treasury Wine Estates (Australia)	2,248,986	8,283,926

Diversified Chemicals—0.22%
E. I. du Pont de Nemours & Co.	189,945	9,666,301

Drug Retail—0.88%
Walgreen Co.	1,153,944	38,495,572

Electric Utilities—5.51%
American Electric Power Co., Inc.	1,983,828	78,480,236
Entergy Corp.	803,158	55,723,102
Exelon Corp.	2,105,935	83,774,094
PPL Corp.	790,149	21,958,241

		239,935,673

Food Distributors—1.88%
Sysco Corp.	2,718,129	81,842,864

Gas Utilities—1.20%
AGL Resources Inc.	1,256,247	52,146,813

General Merchandise Stores—1.86%
Target Corp.	1,593,166	80,948,764

Health Care Equipment—3.09%
Medtronic, Inc.	1,402,999	54,113,671
Stryker Corp.	1,449,441	80,342,515

		134,456,186

Hotels, Resorts & Cruise Lines—1.98%
Accor S.A. (France)	798,779	24,355,502
Marriott International Inc. -Class A	1,801,596	62,064,982

		86,420,484

Household Products—4.80%
Kimberly-Clark Corp.	1,697,939	121,504,515
Procter & Gamble Co. (The)	1,391,118	87,696,079

		209,200,594

Housewares & Specialties—0.94%
Newell Rubbermaid Inc.	2,228,136	41,153,672

Industrial Machinery—3.27%
Illinois Tool Works Inc.	619,148	32,833,418
Pentair, Inc.	2,335,174	85,981,107
Snap-on Inc.	419,811	23,723,520

		142,538,045

Integrated Oil & Gas—1.21%
Exxon Mobil Corp.	331,336	27,746,077
Total SA (France)	473,278	25,012,619

		52,758,696

Integrated Telecommunication Services—0.91%
AT&T Inc.	1,344,967	39,555,479

Investment Banking & Brokerage—1.38%
Charles Schwab Corp. (The)	5,150,792	60,006,727

Life & Health Insurance—3.01%
Lincoln National Corp.	1,487,216	32,034,633
Prudential Financial, Inc.	626,969	35,887,705
StanCorp Financial Group, Inc.	1,636,160	63,253,946

		131,176,284

Motorcycle Manufacturers—0.97%
Harley-Davidson, Inc.	960,758	42,455,896

Movies & Entertainment—1.90%
Time Warner Inc.	2,231,915	82,714,770

See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

	Shares	Value

Multi-Utilities—3.39%
Dominion Resources, Inc.	1,056,120	$52,848,245
PG&E Corp.	798,216	32,455,462
Sempra Energy	1,100,961	62,644,681

		147,948,388

Office Services & Supplies—0.36%
Avery Dennison Corp.	576,995	15,665,414

Oil & Gas Storage & Transportation—0.02%
Southern Union Co.	20,124	872,778

Packaged Foods & Meats—7.37%
Campbell Soup Co.	2,526,077	80,076,641
General Mills, Inc.	3,279,851	130,636,465
Kraft Foods Inc. -Class A	2,011,702	77,048,186
Mead Johnson Nutrition Co.	451,074	33,420,073

		321,181,365

Paper Products—1.72%
International Paper Co.	2,409,263	75,024,450

Personal Products—0.69%
L’Oreal SA (France)	282,438	30,038,264

Pharmaceuticals—4.57%
Bristol-Myers Squibb Co.	884,814	28,526,403
Eli Lilly & Co.	1,732,029	68,830,832
Johnson & Johnson	1,319,750	86,984,723
Novartis AG (Switzerland)	270,282	14,666,694

		199,008,652

Property & Casualty Insurance—1.34%
Travelers Cos., Inc. (The)	1,004,903	58,585,845

Regional Banks—7.42%
Cullen/Frost Bankers, Inc.	198,897	11,072,596
Fifth Third Bancorp	5,487,674	71,394,639
M&T Bank Corp.	650,225	51,848,941
SunTrust Banks, Inc.	5,491,331	112,956,679
Zions Bancorp.	4,514,912	76,031,118

		323,303,973

Reinsurance—0.09%
Transatlantic Holdings, Inc.	69,489	3,853,165

Restaurants—0.71%
Brinker International, Inc.	1,199,021	30,994,693

Semiconductors—1.56%
Linear Technology Corp.	128,496	4,281,487
Texas Instruments Inc.	1,963,596	63,581,238

		67,862,725

Soft Drinks—1.08%
Coca-Cola Co. (The)	694,406	46,893,237

Specialized Consumer Services—0.09%
H&R Block, Inc.	233,402	3,818,457

Specialized REIT’s—1.72%
Weyerhaeuser Co.	3,738,208	74,838,924

Specialty Chemicals—0.51%
Ecolab Inc.	368,338	22,262,349

Systems Software—1.84%
Microsoft Corp.	2,715,439	80,186,914

Thrifts & Mortgage Finance—1.67%
Capitol Federal Financial Inc.	35,067	405,024
Hudson City Bancorp, Inc.	10,766,839	72,460,826

		72,865,850

Tobacco—2.02%
Altria Group, Inc.	1,986,080	56,404,672
Philip Morris International Inc.	424,798	31,762,146

		88,166,818

Total Common Stocks & Other Equity Interests (Cost $3,751,661,245)		3,966,270,508

Money Market Funds—9.41%
Liquid Assets Portfolio—Institutional Class (b)	205,098,599	205,098,599
Premier Portfolio—Institutional Class (b)	205,098,598	205,098,598

Total Money Market Funds (Cost $410,197,197)		410,197,197

TOTAL INVESTMENTS—100.43% (Cost $4,161,858,442)		4,376,467,705

OTHER ASSETS LESS LIABILITIES—(0.43)%		(18,891,315)

NET ASSETS—100.00%		$4,357,576,390

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Diversified Dividend Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Diversified Dividend Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$4,234,383,183	$142,084,522	$—	$4,376,467,705

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $181,634,595 and $186,861,331, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$444,205,856

Aggregate unrealized (depreciation) of investment securities	(229,666,946)

Net unrealized appreciation of investment securities	$214,538,910

Cost of investments for tax purposes is $4,161,928,795.
Invesco Diversified Dividend Fund

Invesco Summit Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2012
invesco.com/us           SUM-QTR-1 01/12      Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.10%
Aerospace & Defense—2.67%
Boeing Co. (The)	74,273	$5,509,571
Precision Castparts Corp.	130,803	21,409,835
Rockwell Collins, Inc.	272,869	15,796,387

		42,715,793

Apparel, Accessories & Luxury Goods—2.30%
Coach, Inc.	297,179	20,817,389
Michael Kors Holdings Ltd. (b)	286,721	8,874,015
Prada S.p.A. (Italy) (b)(c)	1,487,500	7,087,248

		36,778,652

Application Software—0.52%
Citrix Systems, Inc. (b)	73,912	4,819,802
Taleo Corp. -Class A(b)	97,029	3,494,014

		8,313,816

Asset Management & Custody Banks—1.05%
Affiliated Managers Group, Inc. (b)	89,325	8,978,056
Ameriprise Financial, Inc.	145,666	7,800,414

		16,778,470

Auto Parts & Equipment—0.98%
Johnson Controls, Inc.	227,312	7,221,702
Tenneco Inc. (b)	264,734	8,497,962

		15,719,664

Automobile Manufacturers—0.52%
Honda Motor Co., Ltd. (Japan)	236,600	8,318,857

Biotechnology—2.98%
Acorda Therapeutics Inc. (b)	433,098	11,056,992
Celgene Corp. (b)	197,991	14,393,945
Gilead Sciences, Inc. (b)	456,407	22,290,918

		47,741,855

Broadcasting—1.27%
Scripps Networks Interactive -Class A	468,537	20,315,764

Cable & Satellite—3.03%
Comcast Corp. -Class A	841,101	22,364,876
DIRECTV -Class A (b)	580,837	26,143,473

		48,508,349

Communications Equipment—2.99%
F5 Networks, Inc. (b)	149,893	17,948,188
QUALCOMM, Inc.	508,005	29,880,854

		47,829,042

Computer Hardware—7.05%
Apple Inc. (b)	247,337	112,904,394

Computer Storage & Peripherals—2.35%
EMC Corp. (b)	1,152,238	29,681,651
NetApp, Inc. (b)	211,393	7,977,972

		37,659,623

Construction & Engineering—1.16%
Fluor Corp.	91,001	5,117,896
Foster Wheeler AG (Switzerland) (b)	600,497	13,487,163

		18,605,059

Construction & Farm Machinery & Heavy Trucks—2.22%
AGCO Corp. (b)	233,875	11,911,254
Cummins Inc.	107,649	11,195,496
Navistar International Corp. (b)	286,221	12,390,507

		35,497,257

Consumer Finance—0.54%
American Express Co.	172,103	8,629,244

Data Processing & Outsourced Services—3.80%
Genpact Ltd. (Bermuda) (b)	941,757	13,777,905
MasterCard, Inc. -Class A	36,696	13,047,997
VeriFone Systems, Inc. (b)	252,671	10,789,052
Visa Inc. -Class A	231,605	23,308,727

		60,923,681

Department Stores—1.04%
Macy’s, Inc.	494,456	16,658,223

Diversified Banks—0.87%
Banco Bradesco S.A. -ADR (Brazil)	533,233	9,534,206
Comerica Inc.	159,977	4,426,564

		13,960,770

Diversified Metals & Mining—0.31%
Freeport-McMoRan Copper & Gold Inc.	109,012	5,037,444

Electrical Components & Equipment—1.07%
Cooper Industries PLC (Ireland)	290,302	17,162,654

Electronic Components—1.12%
Amphenol Corp. -Class A	328,947	17,904,585

Fertilizers & Agricultural Chemicals—1.97%
Monsanto Co.	209,525	17,191,526
Mosaic Co. (The)	256,704	14,367,723

		31,559,249

Food Retail—1.16%
Kroger Co. (The)	784,042	18,628,838

See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

	Shares	Value

Footwear—0.98%
Deckers Outdoor Corp. (b)	193,255	$15,624,667

Gold—0.97%
Goldcorp, Inc. (Canada)	320,468	15,507,446

Health Care Services—2.04%
Express Scripts, Inc. (b)	482,269	24,672,882
Medco Health Solutions, Inc. (b)	128,691	7,981,416

		32,654,298

Health Care Technology—0.81%
Allscripts Healthcare Solutions, Inc. (b)	677,128	12,946,687

Heavy Electrical Equipment—0.88%
ABB Ltd. (Switzerland)(b)	680,007	14,158,813

Home Improvement Retail—1.25%
Home Depot, Inc. (The)	451,462	20,040,398

Homefurnishing Retail—1.59%
Bed Bath & Beyond Inc. (b)	419,039	25,435,667

Hotels, Resorts & Cruise Lines—0.49%
Royal Caribbean Cruises Ltd.	287,307	7,809,004

Household Products—0.88%
Procter & Gamble Co. (The)	224,574	14,157,145

Human Resource & Employment Services—0.61%
Robert Half International, Inc.	354,644	9,820,092

Hypermarkets & Super Centers—1.64%
Costco Wholesale Corp.	320,088	26,333,640

Industrial Conglomerates—0.75%
Danaher Corp.	229,182	12,034,347

Industrial Gases—0.70%
Praxair, Inc.	105,435	11,197,197

Industrial Machinery—1.13%
Ingersoll-Rand PLC (Ireland)	515,833	18,023,205

Integrated Oil & Gas—3.76%
Exxon Mobil Corp.	372,440	31,188,126
Occidental Petroleum Corp.	291,122	29,045,242

		60,233,368

Internet Retail—1.57%
Amazon.com, Inc. (b)	129,250	25,131,370

Internet Software & Services—3.07%
eBay Inc. (b)	300,115	9,483,634
Google Inc. -Class A (b)	52,321	30,351,935
VeriSign, Inc.	250,118	9,269,373

		49,104,942

Investment Banking & Brokerage—0.58%
Goldman Sachs Group, Inc. (The)	82,640	9,211,881

IT Consulting & Other Services—1.95%
Accenture PLC -Class A (Ireland)	266,801	15,298,369
Cognizant Technology Solutions Corp. -Class A (b)	221,796	15,913,863

		31,212,232

Life Sciences Tools & Services—0.93%
Agilent Technologies, Inc.	352,547	14,972,671

Managed Health Care—1.94%
UnitedHealth Group Inc.	313,724	16,247,766
WellPoint, Inc.	230,434	14,821,515

		31,069,281

Oil & Gas Drilling—0.51%
Ensco PLC -ADR (United Kingdom)	154,360	8,125,510

Oil & Gas Equipment & Services—4.36%
Cameron International Corp. (b)	357,304	19,008,573
Halliburton Co.	447,160	16,446,545
Schlumberger Ltd.	266,614	20,041,374
Superior Energy Services, Inc. (b)(d)	504,191	14,374,485

		69,870,977

Oil & Gas Exploration & Production—0.58%
Apache Corp.	93,812	9,276,131

Other Diversified Financial Services—1.14%
JPMorgan Chase & Co.	490,710	18,303,483

Packaged Foods & Meats—0.39%
Green Mountain Coffee Roasters, Inc. (b)(d)	117,641	6,274,971

Pharmaceuticals—2.57%
Abbott Laboratories	261,563	14,163,636
Pfizer Inc.	953,162	20,397,667
Shire PLC (United Kingdom)	199,368	6,617,136

		41,178,439

Railroads—1.26%
Union Pacific Corp.	176,457	20,170,800

Semiconductor Equipment—0.93%
Novellus Systems, Inc. (b)	316,353	14,916,044

Semiconductors—2.35%
Broadcom Corp. -Class A	441,820	15,172,099
Fairchild Semiconductor International, Inc. (b)	277,834	3,884,119
Micron Technology, Inc. (b)	1,386,823	10,525,987
Xilinx, Inc.	222,617	7,980,819

		37,563,024

Soft Drinks—2.67%
Coca-Cola Co. (The)	206,169	13,922,593
Monster Beverage Corp. (b)	64,627	6,754,168
PepsiCo, Inc.	336,390	22,090,731

		42,767,492

Specialty Chemicals—0.32%
Rockwood Holdings Inc. (b)	100,329	5,066,614

See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

	Shares	Value

Specialty Stores—0.83%
Vitamin Shoppe, Inc. (b)	311,740	$13,323,768

Systems Software—4.57%
Check Point Software Technologies Ltd. (Israel) (b)	447,775	25,205,255
Microsoft Corp.	388,947	11,485,605
Oracle Corp.	704,192	19,858,214
Rovi Corp. (b)	520,373	16,698,770

		73,247,844

Technology Distributors—1.36%
Avnet, Inc. (b)	625,706	21,818,368

Trading Companies & Distributors—0.53%
Air Lease Corp. (b)(d)	334,584	8,451,592

Trucking—1.24%
J.B. Hunt Transport Services, Inc.	390,453	19,940,435

Total Common Stocks & Other Equity Interests (Cost $1,259,397,166)		1,555,125,126

Money Market Funds—2.29%
Liquid Assets Portfolio—Institutional Class (e)	18,348,156	18,348,156
Premier Portfolio—Institutional Class (e)	18,348,156	18,348,156

Total Money Market Funds (Cost $36,696,312)		36,696,312

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.39% (Cost $1,296,093,478)		1,591,821,438

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—0.98%
Liquid Assets Portfolio—Institutional Class (Cost $15,696,673) (e)(f)	15,696,673	15,696,673

TOTAL INVESTMENTS—100.37% (Cost $1,311,790,151)		1,607,518,111

OTHER ASSETS LESS LIABILITIES—(0.37)%		(5,908,100)

NET ASSETS—100.00%		$1,601,610,011

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2012 represented less than 1% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at January 31, 2012.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A. Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Summit Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco Summit Fund

E.	Foreign Currency Translations — (continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of January 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended January 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,577,953,193	$29,564,918	$—	$1,607,518,111

Invesco Summit Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2012 was $95,093,593 and $130,627,635, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$361,849,261

Aggregate unrealized (depreciation) of investment securities	(67,750,728)

Net unrealized appreciation of investment securities	$294,098,533

Cost of investments for tax purposes is $1,313,419,578.
Invesco Summit Fund

Item 2. Controls and Procedures.
(a)	As of March 21, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	March 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	March 30, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	March 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.